UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	05/31/19

Item 1. Schedule of Investments.

Invesco Government Money Market Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	GMKT-QTR-1 07/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-37.73%
U.S. Treasury Bills-24.27%(a)
U.S. Treasury Bills	2.43%	06/06/2019	$ 35,000	$ 34,988,285
U.S. Treasury Bills	2.42%-2.51%	06/13/2019	60,000	59,951,025
U.S. Treasury Bills	2.43%-2.52%	06/20/2019	75,000	74,902,625
U.S. Treasury Bills	2.51%	06/27/2019	35,000	34,937,311
U.S. Treasury Bills	2.48%-2.49%	07/18/2019	70,000	69,775,431
U.S. Treasury Bills	2.48%	07/25/2019	10,000	9,963,250
U.S. Treasury Bills	2.48%	08/01/2019	20,000	19,916,972
U.S. Treasury Bills	2.47%-2.49%	08/29/2019	55,000	54,667,023
U.S. Treasury Bills	2.49%	09/05/2019	40,000	39,737,787
U.S. Treasury Bills	2.49%	09/12/2019	30,000	29,789,279
U.S. Treasury Bills	2.48%	09/19/2019	30,000	29,775,417
U.S. Treasury Bills	2.42%	10/17/2019	25,000	24,771,150
				483,175,555
U.S. Treasury Notes-13.46%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.36%	10/31/2019	17,000	17,001,100
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.31%	01/31/2020	17,000	16,995,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.35%	04/30/2020	22,000	22,000,325
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.36%	07/31/2020	34,000	33,998,668
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.36%	10/31/2020	55,000	54,998,089
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.43%	01/31/2021	88,000	87,955,823
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.55%	04/30/2021	35,000	35,000,369
				267,950,073
Total U.S. Treasury Securities (Cost $751,125,628)				751,125,628
U.S. Government Sponsored Agency Securities-13.18%
Federal Farm Credit Bank (FFCB)-1.38%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(b)	2.37%	12/04/2019	7,500	7,499,900
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(b)	2.36%	12/16/2019	5,000	5,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(b)	2.33%	09/25/2019	5,000	4,999,914
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.11%)(b)	2.32%	08/28/2019	10,000	9,999,762
				27,499,576
Federal Home Loan Bank (FHLB)-9.63%
Federal Home Loan Bank (a)	2.42%	06/12/2019	1,700	1,698,746
Federal Home Loan Bank (a)	2.43%	07/26/2019	5,000	4,981,514
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.41%	11/25/2019	10,000	10,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	11/08/2019	10,000	10,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(b)	2.44%	12/09/2019	40,000	40,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.37%	01/23/2020	10,000	9,997,290
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.39%	10/11/2019	7,000	7,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(b)	2.39%	10/11/2019	3,000	3,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(b)	2.36%	06/14/2019	5,000	5,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(b)	2.36%	08/22/2019	5,000	5,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.08%)(b)	2.38%	06/06/2019	5,000	5,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.34%	12/27/2019	5,000	5,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.35%	12/20/2019	10,000	10,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.35%	12/20/2019	6,000	6,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.36%	08/14/2019	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(b)	2.38%	07/08/2019	$ 7,000	$ 7,000,033
Federal Home Loan Bank (SOFR + 0.02%)(b)	2.41%	02/21/2020	25,000	25,000,000
Federal Home Loan Bank (SOFR + 0.03%)(b)	2.42%	10/09/2019	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.04%)(b)	2.43%	05/08/2020	7,000	7,000,000
Federal Home Loan Bank (SOFR + 0.08%)(b)	2.47%	07/24/2020	5,000	5,000,000
				191,677,583
Federal Home Loan Mortgage Corp. (FHLMC)-0.25%
Federal Home Loan Mortgage Corp. (1 mo. USD LIBOR - 0.10%)(b)	2.37%	08/08/2019	5,000	5,000,000
Federal National Mortgage Association (FNMA)-0.70%
Federal National Mortgage Association	0.88%	08/02/2019	10,000	9,973,250
Federal National Mortgage Association (SOFR + 0.06%)(b)	2.45%	07/30/2020	4,000	4,000,000
				13,973,250
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.00%)(c)	2.35%	02/15/2028	9,473	9,472,800
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	06/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.37%	02/15/2028	9,722	9,722,222
				24,195,022
Total U.S. Government Sponsored Agency Securities (Cost $262,345,431)				262,345,431
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-50.91% (Cost $1,013,471,059)				1,013,471,059
			Repurchase Amount
Repurchase Agreements-48.62%(d)
BNP Paribas Securities Corp., joint term agreement dated 04/24/2019, aggregate maturing value of $754,612,500 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,130; 0% - 8.50%; 06/12/2019 - 05/20/2049) (e)	2.46%	07/23/2019	50,307,500	50,000,000
BNP Paribas Securities Corp., term agreement dated 04/12/2019, maturing value of $33,134,200 (collateralized by U.S. Treasury obligations valued at $33,660,026; 0.75% - 3.00%; 05/31/2024 - 02/15/2048) (e)	2.44%	06/11/2019	33,134,200	33,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 05/31/2019, maturing value of $100,020,833 (collateralized by U.S. Treasury obligations valued at $102,000,015; 2.00% - 3.00%; 12/31/2021 - 05/15/2042)	2.50%	06/03/2019	100,020,833	100,000,000
ING Financial Markets, LLC, joint term agreement dated 05/13/2019, aggregate maturing value of $654,041,917 (collateralized by domestic agency mortgage-backed securities valued at $663,000,001; 1.82% - 7.00%; 05/01/2021 - 05/01/2058)	2.46%	08/12/2019	35,217,642	35,000,000
ING Financial Markets, LLC, joint term agreement dated 05/29/2019, aggregate maturing value of $350,168,097 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 1.82% - 7.00%; 03/01/2027 - 05/01/2058) (e)	2.47%	06/05/2019	15,007,204	15,000,000
ING Financial Markets, LLC, joint term agreement dated 05/30/2019, aggregate maturing value of $300,144,083 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 1.82% - 5.00%; 08/01/2024 - 05/01/2058) (e)	2.47%	06/06/2019	20,009,606	20,000,000
ING Financial Markets, LLC, term agreement dated 04/15/2019, maturing value of $25,169,458 (collateralized by domestic agency mortgage-backed securities valued at $25,500,001; 2.50% - 4.00%; 11/01/2026 - 05/01/2049)	2.49%	07/22/2019	25,169,458	25,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,004; 0% - 6.00%; 07/01/2020 - 05/01/2049) (f)	2.41%	-	-	28,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $295,800,009; 0% - 7.00%; 05/01/2022 - 05/20/2049) (f)	2.45%	-	-	15,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/30/2019, aggregate maturing value of $350,344,928 (collateralized by U.S. Treasury obligations valued at $361,822,448; 0% - 2.25%; 07/11/2019 - 05/15/2046) (e)	2.47%	06/06/2019	25,026,266	25,002,250
See accompanying notes which are an integral part of this schedule.
Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 05/30/2019, aggregate maturing value of $1,862,018,857 (collateralized by U.S. Treasury obligations valued at $1,911,372,090; 1.63% - 2.13%; 08/31/2022 - 11/30/2024) (e)	2.47%	06/06/2019	$ 58,227,952	$ 58,200,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 05/29/2019, maturing value of $25,011,910 (collateralized by a U.S. Treasury obligation valued at $25,510,459; 1.63%; 08/31/2022) (e)	2.45%	06/05/2019	25,011,910	25,000,000
Natixis, joint term agreement dated 05/20/2019, aggregate maturing value of $501,983,056 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0% - 3.75%; 05/15/2020 - 05/15/2046) (e)	2.42%	07/18/2019	15,059,492	15,000,000
RBC Capital Markets LLC, joint term agreement dated 05/31/2019, aggregate maturing value of $1,250,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,275,000,001; 0% - 6.00%; 09/25/2019 - 02/20/2069) (b)(e)	2.43%	07/31/2019	85,000,000	85,000,000
Royal Bank of Canada, joint term agreement dated 04/05/2019, aggregate maturing value of $1,005,964,444 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 7.00%; 08/15/2021 - 10/25/2058) (e)	2.44%	07/02/2019	25,149,111	25,000,000
Royal Bank of Canada, joint term agreement dated 04/23/2019, aggregate maturing value of $251,531,250 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.00% - 4.50%; 07/25/2039 - 10/15/2058) (e)	2.45%	07/22/2019	15,091,875	15,000,000
Royal Bank of Canada, joint term agreement dated 04/24/2019, aggregate maturing value of $437,653,500 (collateralized by domestic agency mortgage-backed securities valued at $443,700,000; 0% - 6.50%; 04/01/2026 - 05/01/2049) (e)	2.44%	07/23/2019	25,152,500	25,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 6.00%; 07/05/2019 - 06/20/2061) (f)	2.40%	-	-	15,000,000
Societe Generale, joint term agreement dated 05/30/2019, aggregate maturing value of $1,000,478,333 (collateralized by U.S. Treasury obligations valued at $1,020,000,040; 0% - 8.75%; 07/18/2019 - 02/15/2047) (e)	2.46%	06/06/2019	35,016,742	35,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2019, aggregate maturing value of $1,000,208,333 (collateralized by domestic agency mortgage-backed securities valued at $1,022,578,106; 3.50%; 04/20/2048)	2.50%	06/03/2019	173,877,924	173,841,707
Wells Fargo Securities, LLC, joint agreement dated 05/31/2019, aggregate maturing value of $760,158,333 (collateralized by domestic agency mortgage-backed securities valued at $775,200,001; 2.00% - 5.50%; 12/01/2024 - 01/01/2058)	2.50%	06/03/2019	150,031,250	150,000,000
Total Repurchase Agreements (Cost $968,043,957)				968,043,957
TOTAL INVESTMENTS IN SECURITIES(g)-99.53% (Cost $1,981,515,016)				1,981,515,016
OTHER ASSETS LESS LIABILITIES-0.47%				9,278,851
NET ASSETS-100.00%				$ 1,990,793,867
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2019.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s prorata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Government Money Market Fund

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Government Money Market Fund

Item 2. Controls and Procedures.

(a)

As of July 22, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of July 22, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.